Notes Payable (Tables)	12 Months Ended
Dec. 28, 2013
Convertible Note Payable [Table Text Block]
December 28, 2013
Principal	$669,335
Interest	23,781
Repayment	(47,885)
Beneficial conversion feature	(188,140)
Accretion expense	33,495
Effect of foreign exchange	(13,872)
$476,614